Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Accounts Payable and Accrued Expenses

As December 31, 2024, and 2023, the accounts payable and accrued expenses balance consists of the following:

	As of December 31,
	2024	2023
Professional fees payable	$410,641	$54,438
Accrued compensation	180,550	—
	$591,191	$54,438

Schedule of Number of Potential Shares of Common Stock

The following table sets forth the number of potential shares of common stock that have been excluded from basic net loss per share because their effect was anti-dilutive:

	As of December 31,
	2024	2023
Employee stock options	211,538	211,538
Convertible notes and interest	294,863	280,337
	506,401	491,875